INCOME TAXES - Summary of Income before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	$ 353,406	$ 315,283	$ 75,096
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	522,393	562,140	334,409
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	(48,385)	(26,111)	(10,511)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	83,759	36,035	(18,226)
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
INCOME BEFORE INCOME TAX	$ (204,361)	$ (256,781)	$ (230,576)